Deferred Policy Acquisition Costs, Net of Ceding Commissions - Schedule of Deferred Policy Acquisition Costs Net of Ceding Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Policy Acquisition Costs Disclosures [Abstract]
Balance at beginning of year	$ 65,272	$ 57,941	$ 56,767
Acquisition costs deferred	81,318	82,307	71,373
Net policy acquisition expenses	(79,535)	(74,976)	(70,199)
Balance at end of year	$ 67,055	$ 65,272	$ 57,941